FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities
Balance, beginning of period	$ 60,623
Balance, end of period	55,562	$ 60,623
Level 3
Financial liabilities
Balance, beginning of period	139	189
Acquisitions	0	1
Dispositions	(4)	0
Fair value losses, net and OCI	(46)	(61)
Other	0	10
Balance, end of period	$ 89	$ 139